UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                         Washington, D.C.  20549

                                 FORM 13F

                         FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    June 30, 2008

Check here if Amendment:___; Amendment Number:    __
  This Amendment (Check only one.)  ___ is a restatement.
                                    ___  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Regis Management Company, LLC
Address:  300 Hamilton Avenue, Suite 400
          Palo Alto, CA  94301

Form 13F File Number:    28-11606

The institutional investment manager filing this report and the person by whom it is signed hereby represent that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this Form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Robert F.X. Burlinson
Title:    Chief Investment Officer
Phone:    (650) 838-1030

Signature, Place and Date of Signing:

     Robert F.X. Burlinson         Palo Alto, CA       August 7, 2008
          [Signature]              [City, State]            [Date]

Report Type (Check only one.):

XX 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

___ 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

___ 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                         Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:           -0-

Form 13F Information Table Entry Total:      89

Form 13F Information Table Value Total:      $195,969  (x1000)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
NAME OF ISSUER            TITLE      CUSIP     VALUE      SHARES      INV.   OTHE  VOTING
                           OF                  X1000                 DISC.   R     AUTH
                          CLASS                                              MGR   SOLE

Acergy S.A. ADR          Common   US00443E1047         55          2   Sole                 2
Altria Group Inc         Common   US02209S1033        184          9   Sole                 9
Apache Corporation       Common   US0374111054        130          1   Sole                 1
ATP Oil & Gas Corp       Common   US00208J1088        138          4   Sole                 4
Baker Hughes             Common   US0572241075         73          1   Sole                 1
Bayou Bend Petroleum LTD Common   CA0730141029         30         58   Sole                58
Bearingpoint Inc         Common   US0740021060      3,144      3,881   Sole             3,881
Berkshire Hathaway -     Common      846701086      2,777          0   Sole                 0
Class A
Berkshire Hathaway -     Common   US0846702076        293          0   Sole                 0
Class B
BP PLC                   Common   US0556221044         78          1   Sole                 1
Buckeye Partners         Common   US1182301010      2,988         70   Sole                70
Cal Dive International   Common   US12802T1016     18,651      1,305   Sole             1,305
Inc
Cameco Corp              Common   CA13321L1085      2,641         62   Sole                62
Canadian Superior Energy Common    CA136644101      2,308        500   Sole               500
Candela Corporation      Common     1369071022        909        390   Sole               390
Chesapeake Energy        Common   US1651671075        158          2   Sole                 2
Corporation
Chevron Corporation      Common   US1667641005         87          1   Sole                 1
ConocoPhillips           Common   US20825C1045         91          1   Sole                 1
CrossTex Energy          Common   US22765U1025      3,463        121   Sole               121
Denison Mines            Common   CA2483561072         93         11   Sole                11
Eastern Platinum LTD     Common   CA2768551083     10,816      3,946   Sole             3,946
El Paso Pipeline         Common   US2837021086        809         39   Sole                39
Partners
Enbridge Energy          Common   US29250R1068      3,064         61   Sole                61
Partners, L.P.
Energy Transfer          Common      9273R1095      8,917        205   Sole               205
Partners, LP
Enterprise Products      Common      937921078      7,625        258   Sole               258
Partners, LP
ExxonMobil               Common   US30231G1022         78          1   Sole                 1
Gabriel Resources        Common   CA3619701061      5,566      2,060   Sole             2,060
Gazprom OAO              Common   US3682872078        116          2   Sole                 2
General Electric Co      Common   US3696041033        115          4   Sole                 4
Global Alumina Products  Common   CA37944L1040        795        500   Sole               500
Goldcorp                 Common   CA3809564097      1,329         29   Sole                29
Helix Energy Solutions   Common   US42330P1075         70          2   Sole                 2
High River Gold Mines    Common      2979J1075      9,600      6,370   Sole             6,370
Ltd.
Hugoton Royalty Trust    Common   US4447171020        107          3   Sole                 3
iShares Dow Jones U.S.   Common   US4642888444        396          5   Sole                 5
Oil EQ & Services Index
Fund
iShares S&P North        Common      464287374      1,336          9   Sole                 9
American Natural
Resources Sector Index
Fund
iShares Russell 1000     Common    US464287614        555         10   Sole                10
Growth Index Fund
iShares Trust FTSE       Common      464287184      4,145         32   Sole                32
Xinhau HK China 25 Index
Fund
iShares MSCI Japan Index Common   US4642868487        905         73   Sole                73
Fund
iShares MSCI Brazil      Common   US4642864007        118          1   Sole                 1
Index
iShares MSCI EAFE Index  Common   US4642874659        772         11   Sole                11
iShares MSCI South Korea Common   US4642867729        171          3   Sole                 3
Index
iShares MSCI Taiwan      Common   US4642867315        115          8   Sole                 8
Index
iShares Treasury         Common   US4642871762        244          2   Sole                 2
Inflation Protected
Securities
Jura Energy Corp         Common   CA4820721054         40         81   Sole                81
Kenedix Inc              Common   JP3281630008      4,985          4   Sole                 4
K K Davinci Advisors     Common   JP3505850002      6,590         10   Sole                10
Kinder Morgan Energy     Common   US4945501066      3,328         60   Sole                60
Partners, LP
Loews Corporation        Common   US5404241086        126          3   Sole                 3
Magellan Midstream       Common   US55907R1086      1,935         86   Sole                86
Holdings, LP
Magellan Midstream       Common   US5590801065        169          5   Sole                 5
Partners, LP
Market Vectors Russia    Common   US57060U5065        122          2   Sole                 2
ETF
Merck & Co               Common   US5893311077      2,107         56   Sole                56
Nextwave Wireless Inc    Common   US65337Y1029        134         33   Sole                33
Noble Corporation        Common   KYG654221004         75          1   Sole                 1
NuStar Energy LP         Common   US67058H1023      3,102         65   Sole                65
Occidental Petroleum     Common      674599105      5,559         62   Sole                62
Corporation
Pacific Management       Common   JP3781370006      3,867          9   Sole                 9
Corporation
Paladin Resources NL     Common      00000PDN8      2,274        371   Sole               371
Parallel Petroleum Corp  Common   US6991571034        113          6   Sole                 6
Petroleo Brasileiro ADR  Common   US71654V4086         71          1   Sole                 1
Phillip Morris           Common   US7181721090        186          4   Sole                 4
International
Plains All American      Common      265031051      6,667        148   Sole               148
Pipeline, LP
Pride International      Common   US74153Q1022         68          1   Sole                 1
Regency Energy Partners  Common   US75885Y1073      1,518         62   Sole                62
Rosneft Oil Co           Common   US67812M2070        121         10   Sole                10
Royal Dutch Shell        Common   US7802592060         78          1   Sole                 1
SPDR S&P Oil & Gas       Common   US78464A7303        153          2   Sole                 2
Exploration & Prod
Sandridge Energy Inc     Common   US80007P3073        188          3   Sole                 3
SBI Holdings Inc         Common   JP3436120004     14,321         66   Sole                66
Energy Select Sector     Common   US81369Y5069        171          2   Sole                 2
SPDR
Utilities Select Sector  Common                       457         11   Sole                11
SPDR                              US81369Y8865
Sandisk                  Common      80004C8ME      9,391        502   Sole               502
Serica Energy PLC        Common   GB00B0CY5V57         23         13   Sole                13
Somaxon Pharmaceuticals  Common   US8344531020         82         17   Sole                17
Inc
SPDR S&P Metals & Mining Common   US78464A7550         87          1   Sole                 1
ETF
Targa Resources          Common   US87611X1054        576         25   Sole                25
Partners, LP
Templeton Dragon Fund    Common      88018T101        839         34   Sole                34
Teppco Partners, LP      Common   US8723841024      3,060         92   Sole                92
Total                    Common   US89151E1091         80          1   Sole                 1
Triangle Petroleum Corp  Common   US89600B1026         36         23   Sole                23
UR-Energy                Common   CA91688R1082      5,574      2,455   Sole             2,455
Valero Energy            Common   US91913Y1001         63          2   Sole                 2
Corporation
Vanguard Emerging        Common   US9219464065        897         19   Sole                19
Markets VIPERS
Vanguard Whiteahll FDS   Common   US9220428588        295          7   Sole                 7
High Dividend Yield
Voyager Learning Co      Common   US92908U1034      3,301        606   Sole               606
WisdomTree Japan Small   Common   US97717W8367        188          4   Sole                 4
Cap Dividend Fund
XTO Energy               Common   US98385X1063        278          4   Sole                 4
Yamana Gold Inc          Common   CA98462Y1007     16,619      1,005   Sole             1,005




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